Related Party Disclosure - Schedule of Subsidiaries (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party [Line Items]
Investments in subsidiaries	$ 4,643,888	$ 4,643,888
C3 operations pty ltd [member] | Subsidiaries [member]
Related Party [Line Items]
Name of subsidiary	C3 Operations Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Avita medical europe ltd [member] | Subsidiaries [member]
Related Party [Line Items]
Name of subsidiary	Avita Medical Europe Ltd
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interest in subsidiary		100.00%	100.00%
Avita medical americas LLC [member] | Subsidiaries [member]
Related Party [Line Items]
Name of subsidiary	Avita Medical Americas LLC
Country of incorporation of subsidiary	United States
Proportion of ownership interest in subsidiary		100.00%	100.00%
Infamed pty limited [member] | Subsidiaries [member]
Related Party [Line Items]
Name of subsidiary	Infamed Pty Limited
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Visiomed group pty ltd [member] | Subsidiaries [member]
Related Party [Line Items]
Name of subsidiary	Visiomed Group Pty Ltd
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Investments in subsidiaries	$ 4,643,888	$ 4,643,888